Investment Strategy - Nuveen Equity Long/Short Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. Substantially all of the equity securities in which the Fund takes long and short positions will be included in the Fund’s benchmark index, the Russell 1000® Index, at the time the position is taken. As a result, the Fund will invest significantly in large-capitalization companies, though it may also invest in mid-capitalization companies.
When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. The Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. In addition, to borrow the security, the Fund may be required to pay a premium to the lender. The Fund will sell a security short if it expects that it will be able to make this later purchase at a lower price than the price at which it sold the security short. The use of both long and short positions allows the sub-adviser to invest based on both its positive and negative views on individual stocks. The Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions. The Fund intends to generally maintain a net long exposure to the equity market (long market value minus short market value) that is greater than the 0% exposure which a “market neutral” fund is designed to provide, but less than 100% exposure provided by a fund that invests only in long positions. This net long exposure is expected to be at least 40% under normal market conditions. The goal is to allow the Fund to benefit from a rising market, although to a lesser extent than a “long-only” fund, while still affording some protection from a falling market because of the Fund’s short positions, which are designed to perform inversely to the market.
The Fund’s sub-adviser will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management, with the sub-adviser taking long positions in companies that it has identified as attractive and short positions in companies that it expects to underperform. Securities generally are added to the portfolio as long or short positions based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. However, the sub-adviser will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. As a result, the sub-adviser may take a long position in a security which receives a low ranking from the quantitative models, in order to maintain a required minimum position in that security. The Fund’s sub-adviser will generally sell a security if its model ranking declines or fundamental research reveals a deterioration of the company’s fundamentals.
The Fund may enter into stock index futures contracts to manage cash flows into and out of the Fund.